UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008


Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                               United Fire & Casualty Company
Address:                            118 Second Ave., S.E.
                                    Cedar Rapids, IA 52407

Form 13F File Number:               28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:                               Dianne M. Lyons
Title:                              Vice President & Chief Financial Officer
Phone:                              319-399-5700


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                 Cedar Rapids,     IA     07/29/2008
---------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $145,912 (in thousands)

List of Other Included Managers:         NONE

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FORM 13F INFORMATION TABLE

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

                              TITLE OF                VALUE   SHARES/  SH/ PUT/ INVSTMNT  OTHER    -------VOTING AUTHORITY-------
        NAME OF ISSUER          CLASS       CUSIP   (x $1000) PRN AMT PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED      NONE
===================================================================================================================================

AT&T Inc                       Common    00206R102     3,374 100,160 SH         Sole              100,160
Abbott Laboratories            Common    002824100     9,270 175,000 SH         Sole              175,000
Agilysys Inc                   Common    00847J105     3,829 337,666 SH         Sole              337,666
Alliant Energy Corporation     Common    018802108     4,187 122,200 SH         Sole              122,200
American Strategic Inc Port II Common    030099105       265  25,420 SH         Sole               25,420
Anheuser-Busch Companies Inc   Common    035229103       248   4,000 SH         Sole                4,000
BCE Inc                        Common    05534B760       516  14,823 SH         Sole               14,823
BRE Properties Inc             Common    05564E106       779  18,000 SH         Sole               18,000
Bank of America Corporation    Common    060505104     3,342 140,000 SH         Sole              140,000
Bemis Company Inc              Common    081437105       704  31,400 SH         Sole               31,400
Boeing Company                 Common    097023105     2,957  45,000 SH         Sole               45,000
Burlington Northern Santa Fe   Common    12189T104     1,614  16,158 SH         Sole               16,158
Cincinnati Financial Corp      Common    172062101     8,135 320,276 SH         Sole              320,276
ConocoPhillips                 Common    20825C104       949  10,059 SH         Sole               10,059
Cummins Inc                    Common    231021106     5,122  78,180 SH         Sole               78,180
Dean Foods Company             Common    242370104       947  48,261 SH         Sole               48,261
Del Monte Foods Co             Common    24522P103       143  20,097 SH         Sole               20,097
Dow Chemical Company           Common    260543103     5,237 150,000 SH         Sole              150,000
Duke Energy Corporation        Common    26441C105     2,576 148,192 SH         Sole              148,192
Emerson Electric Co            Common    291011104       623  12,600 SH         Sole               12,600
Exxon Mobil Corporation        Common    30231G102     3,525  40,000 SH         Sole               40,000
FairPoint Communications       Common    305560104         8   1,054 SH         Sole                1,054
Federal-Mogul Corp             Common    313549404     1,104  68,457 SH         Sole               68,457
Fidelity National Information  Common    31620M106       360   9,758 SH         Sole                9,758
Fidelity NationalFinancial Inc Common    31620R105       280  22,201 SH         Sole               22,201
Arthur J Gallagher & Co        Common    363576109       249  10,321 SH         Sole               10,321
General Electric Company       Common    369604103     7,340 275,000 SH         Sole              275,000
Great Plains Energy Inc        Common    391164100       500  19,787 SH         Sole               19,787
H J Heinz Company              Common    423074103     2,153  45,000 SH         Sole               45,000
Honeywell International Inc    Common    438516106     1,760  35,000 SH         Sole               35,000
Hospira Inc                    Common    441060100       642  16,000 SH         Sole               16,000
IDEARC INC                     Common    451663108         7   2,799 SH         Sole                2,799
Intel Corporation              Common    458140100       859  40,000 SH         Sole               40,000
JPMorgan Chase & Co            Common    46625H100     1,981  57,736 SH         Sole               57,736
Johnson & Johnson              Common    478160104     1,930  30,000 SH         Sole               30,000
Keycorp                        Common    493267108       494  45,000 SH         Sole               45,000
Medtronic Inc                  Common    585055106       518  10,000 SH         Sole               10,000
Mirant Corporation             Common    60467R100     1,110  28,342 SH         Sole               28,342
Newell Rubbermaid Inc          Common    651229106       768  45,766 SH         Sole               45,766
Nicor Inc                      Common    654086107     1,704  40,000 SH         Sole               40,000
Old Republic International Cor Common    680223104     3,016 254,690 SH         Sole              254,690
Owens Corning Inc              Common    690742101     4,565 200,644 SH         Sole              200,644
Penwest Pharmaceuticals Co.    Common    709754105        81  30,000 SH         Sole               30,000
PepsiCo Inc                    Common    713448108     1,272  20,000 SH         Sole               20,000
Pfizer Inc                     Common    717081103       699  40,000 SH         Sole               40,000
Piper Jaffray Cos              Common    724078100       244   8,329 SH         Sole                8,329
Procter & Gamble Company       Common    742718109     4,622  76,000 SH         Sole               76,000
Progress Energy Inc            Common    743263105       800  19,131 SH         Sole               19,131
QCR Holdings Inc               Common    74727A104     1,041  83,181 SH         Sole               83,181
Royal Dutch Shell ADR          Common    780259206     2,451  30,000 SH         Sole               30,000
SAFECO Corporation             Common    786429100     3,126  46,550 SH         Sole               46,550
Schering-Plough Corporation    Common    806605101       197  10,000 SH         Sole               10,000
Spectra Energy Corporation     Common    847560109     2,130  74,096 SH         Sole               74,096
Terra Industries Inc.          Common    880915103     1,578  31,969 SH         Sole               31,969
Treehouse Foods Inc            Common    89469A104       234   9,652 SH         Sole                9,652
UAL Corporation                Common    902549807        71  13,678 SH         Sole               13,678
U S Bancorp                    Common    902973304    20,856 747,784 SH         Sole              747,784
Vectren Corporation            Common    92240G101       832  26,658 SH         Sole               26,658
Verizon Communications Inc     Common    92343V104     1,982  55,997 SH         Sole               55,997
Wachovia Corporation           Common    929903102       466  30,008 SH         Sole               30,008
Wells Fargo & Company          Common    949746101     5,940 250,086 SH         Sole              250,086
Windstream Corporation         Common    97381W104       160  12,942 SH         Sole               12,942
Wintrust Financial Corporation Common    97650W108     5,498 230,523 SH         Sole              230,523
Xcel Energy, Inc.              Common    98389B100     1,806  90,000 SH         Sole               90,000
Montpelier Re Holdings Ltd     Common    G62185106       136   9,189 SH         Sole                9,189
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Report Summary                    Data Records 65    145,912         0 other managers on whose behalf report is filed

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